Revenue and expenses (Schedule of other operating expenses) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Revenue and Expenses [Line Items]
Other expenses	$ 7.8	$ 57.4
Regional costs [Member]
Revenue and Expenses [Line Items]
Other expenses	7.7	5.4
Write-down/loss on disposal of PP&E [Member]
Revenue and Expenses [Line Items]
Other expenses	3.5	27.4
Amortization of community costs (other assets) [Member]
Revenue and Expenses [Line Items]
Other expenses	7.1	8.5
Restructuring [Member]
Revenue and Expenses [Line Items]
Other expenses	0.1	1.2
Wildfire evacuation costs [Member]
Revenue and Expenses [Line Items]
Other expenses	4.4	0.0
Care & maintenance - Manitoba [Member]
Revenue and Expenses [Line Items]
Other expenses	13.2	14.6
Evaluation costs [Member]
Revenue and Expenses [Line Items]
Other expenses	3.5	1.2
Insurance recovery [Member]
Revenue and Expenses [Line Items]
Other expenses	(25.0)	0.0
Reduction of obligation to renounce flow-through share expenditures, net of provisions [Member]
Revenue and Expenses [Line Items]
Other expenses	(5.5)	(2.0)
Option agreement proceeds (Marubeni) [Member]
Revenue and Expenses [Line Items]
Other expenses	(4.5)	(0.4)
Other [Member]
Revenue and Expenses [Line Items]
Other expenses	$ 3.3	$ 1.5